Cash - Schedule of Cash (Details) - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Cash on hand	$ 9,005	$ 16,780
Cash at bank	2,771,632	6,074,962
Total, cash	$ 2,780,637	$ 6,091,742